Stockholders' Equity - Equity Incentive Plans - Stock options outstanding, vested and expected to vest and exercisable (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options Outstanding
Beginning balance	453,590	1,770,584	2,531,984
Ending balance	5,176,366	453,590	1,770,584
Vested and expected to vest as of the ending date	5,176,366	453,590
Exercisable as of the ending date	619,011	357,618
Weighted Average Remaining Contractual Life (Years)
Weighted Average Remaining Contractual Life (Years)	9 years 4 months 6 days	6 years 11 months 23 days	7 years 9 months 14 days
Vested and expected to vest as of the ending date	9 years 4 months 6 days	6 years 11 months 23 days
Exercisable as of the ending date	7 years 7 months 13 days	6 years 11 months 8 days
Weighted Average Exercise Price
Beginning balance	$ 2.55	$ 0.56	$ 0.33	$ 0.41
Ending balance	2.55	0.56	$ 0.33
Vested and expected to vest as of the ending date	2.55	0.56
Exercisable as of the ending date	$ 1.31	$ 0.46
Beginning balance	$ 980	$ 3,674
Ending balance	8,728	980	$ 3,674
Vested and expected to vest as of the ending date	8,728	980
Exercisable as of the ending date	1,808	807
Aggregate intrinsic value of stock options exercised	100	3,100	100
Aggregate fair value of stock options vested	$ 800	$ 600	$ 300